Future Policy Benefits and Claims - Reconciliation of Unpaid Claims to Liability for Unpaid Claims Table (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Future Policy Benefits and Claims
Net outstanding liabilities for unpaid claims		$ 1,401,500
Reconciling items
Reinsurance recoverable on unpaid claims		39,300
Impact of discounting		(215,000)
Loss adjustment expense liability		37,600
Liability for unpaid claims - short duration contracts		1,263,400
Insurance contracts other than short duration		142,500
Liability for unpaid claims	$ 1,404,200	1,405,900	$ 1,401,400	$ 1,395,000	$ 1,370,900	$ 1,686,000
Long-Term Disability/Group Life Waiver
Future Policy Benefits and Claims
Net outstanding liabilities for unpaid claims		1,237,900
Reconciling items
Reinsurance recoverable on unpaid claims		39,200
Impact of discounting		(215,000)		(209,400)
Loss adjustment expense liability		20,500
Liability for unpaid claims - short duration contracts		1,082,600		1,076,200
Dental/Vision/Short-Term Disability/Critical Illness/Accident/Hospital Indemnity/PFML [Member]
Future Policy Benefits and Claims
Net outstanding liabilities for unpaid claims		79,100
Reconciling items
Loss adjustment expense liability		4,600
Liability for unpaid claims - short duration contracts		83,700		79,700
Group Life
Future Policy Benefits and Claims
Net outstanding liabilities for unpaid claims		84,500
Reconciling items
Reinsurance recoverable on unpaid claims		100
Loss adjustment expense liability		12,500
Liability for unpaid claims - short duration contracts		$ 97,100		$ 73,600